GOODWILL AND INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	Changes in goodwill are as follows:
	December 31,		December 31,
	2020		2019
Beginning of year	$-		$-
Acquired goodwill	-		61,000
Impairment	-		(61,000)
Total goodwill	$-	$

Intangible asset

Intangible asset consisted of the following:

	December 31, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(12,262)	(4,087)
Total Intangible Asset	$69,488	$77,663

Estimated future amortization expense

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
December 31, 2025	8,175
Thereafter	28,613
$69,488